SECURED BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2020
SECURED BORROWINGS [Abstract]
Secured Borrowings
The Company’s secured borrowings, net as of June 30, 2020 and December 31, 2019 are presented below (dollars in thousands):

	Outstanding principal balance as of		Weighted average interest rate (1) as of
	June 30, 2020 (2)	December 31, 2019 (2)	June 30, 2020	December 31, 2019	Maturity date
Nord LB Facility	$63,309	$65,290	2.03%	3.59%	May 2021
Term Loan	374,162	385,364	3.44%	4.15%	August 2025
Magellan Acquisition Limited Facility	265,414	278,684	3.95%	4.11%	December 2025
Fly Aladdin Acquisition Facility	240,890	272,343	4.83%	4.85%	June 2023
Fly Aladdin Engine Funding Facility	41,566	42,339	4.95%	4.95%	December 2021 – April 2022
Other Aircraft Secured Borrowings	577,569	673,463	3.49%	4.07%	December 2020 – June 2028
Total outstanding principal balance	1,562,910	1,717,483
Unamortized debt discounts and loan costs	(18,364)	(21,958)
Total secured borrowings, net	$1,544,546	$1,695,525

(1)	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.
(2)	As of June 30, 2020 and December 31, 2019, accrued interest on secured borrowings totaled $6.7 million and $9.2 million, respectively.